SCHEDULE OF LEASE COST (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Leases
Operating lease cost	$ 20,573	$ 27,704	$ 63,200	$ 92,947	$ 118,105	$ 61,153
Variable lease expense	15,469	22,516	45,905	48,513	65,245	36,216
Sublease income		(12,367)		(32,762)	(25,390)	(36,633)
Rent subsidy						(1,644)
Net lease cost	$ 36,042	$ 37,853	$ 109,105	$ 108,698	$ 157,960	$ 59,092